Employee Benefit Plans (Details) (China Contribution Plan, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
China Contribution Plan
Employee Benefit Plans
Employer contribution under China Contribution Plan	$ 27.2	$ 18.3	$ 14.0